Summary of Significant Accounting Policies (Details)			3 Months Ended		12 Months Ended
	Oct. 06, 2020 USD ($)	May 29, 2020	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2020 USD ($) shares		Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares	Dec. 31, 2017 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reverse recapitalization, conversion ratio		0.112					0.112
Net loss			$ 2,590,879	$ (743,340)	$ 132,670,000		$ (2,610,824)	$ (1,679,963)
Net cash used in operating activities			835,947	316,579	110,508,000		2,238,238	452,715
Cash			12,639	$ 419,667	56,363,000		208,536	535,946			$ 24,945
Working capital					90,300,000
Liabilities			10,583,835		200,682,000		7,614,619	8,036,841
Accumulated deficit			$ (1,697,124)		517,037,000	[1]	(4,288,003)	(1,677,179)
Proceeds from Public Offering	$ 83,100,000				83,515,000		0	$ 7,740,000
Debt, amount due in next 12 months					9,100,000
Cash equivalents					0		0
Restricted cash					39,677,000		42,747,000
Impairment on equipment not in use - Note 5					5,331,000		63,000
Asset impairment charges					0
Mineral properties					$ 40,000.00		$ 0
Royalty obligation, proposed mine plan, term					34 years
Held-for-sale
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Impairment on equipment not in use - Note 5					$ 5,300,000
Non-employee director phantom stock plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock considered for cash payment of grants issued | shares					1		1	1	1	1

[1]	Retroactively restated for the reverse recapitalization as described in Note 2 - Summary of Significant Accounting Policies.